Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Biotechnology Portfolio
November 30, 2021
BIO-NPRT3-0122
1.810668.117
Common Stocks - 98.3%
	Shares	Value ($)
Biotechnology - 87.8%
Biotechnology - 87.8%
4D Molecular Therapeutics, Inc. (a)	371,568	8,546,064
AbbVie, Inc.	1,887,454	217,585,697
Acumen Pharmaceuticals, Inc.	61,526	486,055
Adagio Theraputics, Inc. (a)	230,716	10,852,881
Adagio Theraputics, Inc.	95,500	4,267,704
ADC Therapeutics SA (a)(b)	755,238	16,811,598
Aerovate Therapeutics, Inc.	286,251	3,924,501
Agios Pharmaceuticals, Inc. (b)	580,889	20,691,266
Akouos, Inc. (a)(b)	716,626	5,510,854
Albireo Pharma, Inc. (b)	8,150	195,519
Aldeyra Therapeutics, Inc. (b)	1,201,911	9,218,657
Alector, Inc. (b)	1,020,618	21,075,762
Allakos, Inc. (b)	739,307	57,924,703
Allena Pharmaceuticals, Inc. (a)(b)	1,729,483	1,177,086
Allogene Therapeutics, Inc. (a)(b)	1,875,470	34,677,440
Allovir, Inc. (a)(b)	730,894	12,761,409
Alnylam Pharmaceuticals, Inc. (b)	1,432,939	263,374,188
ALX Oncology Holdings, Inc. (b)	201,765	6,488,762
Ambrx Biopharma, Inc.:
ADR	87,104	814,422
ADR	1,302,291	11,567,600
Amgen, Inc.	17,090	3,398,859
Amicus Therapeutics, Inc. (b)	1,304,101	13,966,922
Annexon, Inc. (b)	104,036	1,694,746
Apellis Pharmaceuticals, Inc. (b)	1,614,859	67,953,267
Applied Therapeutics, Inc. (b)	569,640	6,539,467
Arcturus Therapeutics Holdings, Inc. (a)(b)	1,110,324	44,135,379
Arcus Biosciences, Inc. (a)(b)	3,091,165	135,393,027
Arcutis Biotherapeutics, Inc. (b)	868,174	14,385,643
Arena Pharmaceuticals, Inc. (b)	298,473	16,263,794
Argenx SE ADR (b)	456,947	127,584,172
Arrowhead Pharmaceuticals, Inc. (b)	1,142,001	79,997,170
Ascendis Pharma A/S sponsored ADR (b)	659,409	90,352,221
Atara Biotherapeutics, Inc. (b)	641,255	11,472,052
aTyr Pharma, Inc. (a)(b)	1,146,952	9,565,580
Aura Biosciences, Inc. (a)	471,300	8,219,472
Aurinia Pharmaceuticals, Inc. (a)(b)	551,486	10,389,996
Autolus Therapeutics PLC ADR (a)(b)	646,285	4,155,613
Avidity Biosciences, Inc. (a)(b)	442,484	9,880,668
Axcella Health, Inc. (b)	397,149	1,159,675
Bicycle Therapeutics PLC ADR (b)	1,133,499	60,925,571
BioAtla, Inc. (a)	1,019,190	25,734,548
BioCryst Pharmaceuticals, Inc. (a)(b)	1,490,285	17,972,837
Biogen, Inc. (b)	16,790	3,958,075
Biohaven Pharmaceutical Holding Co. Ltd. (b)	1,140,113	127,966,283
BioMarin Pharmaceutical, Inc. (b)	49,447	4,266,782
Biomea Fusion, Inc. (a)	335,863	4,053,866
BioNTech SE ADR (b)	55,828	19,636,941
BioXcel Therapeutics, Inc. (a)(b)	351,727	8,065,100
Blueprint Medicines Corp. (b)	991,362	95,369,024
Bolt Biotherapeutics, Inc.	166,200	1,540,674
BridgeBio Pharma, Inc. (a)(b)	1,179,042	47,751,201
C4 Therapeutics, Inc. (b)	579,281	21,502,911
Candel Therapeutics, Inc. (c)	2,443,742	25,317,167
CareDx, Inc. (b)	134,500	5,802,330
Celldex Therapeutics, Inc. (b)	849,200	32,354,520
Centessa Pharmaceuticals PLC ADR (a)	167,300	1,982,505
Century Therapeutics, Inc.	67,000	1,280,370
Century Therapeutics, Inc.	767,618	13,935,721
Cerevel Therapeutics Holdings (b)	1,064,870	33,213,295
ChemoCentryx, Inc. (a)(b)	1,819,622	66,015,886
Chinook Therapeutics, Inc. (b)	1,015,381	16,256,250
Chinook Therapeutics, Inc. rights (b)(d)	115,821	5,791
Codiak Biosciences, Inc. (b)	402,539	5,132,372
Cogent Biosciences, Inc. (b)	366,678	2,904,090
Coherus BioSciences, Inc. (b)	10,887	202,172
Compass Pathways PLC ADR (a)(b)	102,838	3,414,222
Compass Therapeutics, Inc. (a)	2,750,000	8,717,500
Connect Biopharma Holdings Ltd. ADR	1,010,500	4,395,675
ContraFect Corp. (a)(b)	456,309	1,556,014
Crinetics Pharmaceuticals, Inc. (b)	2,123,187	58,005,469
CRISPR Therapeutics AG (a)(b)	260,522	20,815,708
Cullinan Oncology, Inc.	428,940	7,720,920
Cyclerion Therapeutics, Inc. (a)(b)	837,285	1,825,281
Cyclerion Therapeutics, Inc. (b)(e)	94,809	206,684
Cytokinetics, Inc. (a)(b)	2,338,471	91,995,449
CytomX Therapeutics, Inc. (b)	383,485	2,534,836
Day One Biopharmaceuticals, Inc. (a)	1,150,107	21,127,466
Decibel Therapeutics, Inc.	129,303	892,191
Denali Therapeutics, Inc. (b)	714,051	33,031,999
Design Therapeutics, Inc. (a)	1,000,000	16,740,000
Editas Medicine, Inc. (a)(b)	147,123	4,805,037
Eledon Pharmaceuticals, Inc. (b)(c)	774,414	3,786,884
Entrada Therapeutics, Inc. (a)	285,800	8,511,124
Epizyme, Inc. (a)(b)	865,135	2,828,991
Equillium, Inc. (b)	169,698	879,036
Erasca, Inc.	746,088	10,572,067
Essa Pharma, Inc. (b)	597,650	7,984,604
Evelo Biosciences, Inc. (a)(b)	833,899	7,188,209
Exact Sciences Corp. (b)	304,212	25,970,578
Exelixis, Inc. (b)	3,334,934	55,993,542
Fate Therapeutics, Inc. (b)	901,787	49,607,303
FibroGen, Inc. (b)	6,131	76,699
Foghorn Therapeutics, Inc. (a)(b)	587,199	6,793,892
Forma Therapeutics Holdings, Inc. (b)	702,960	10,185,890
Fusion Pharmaceuticals, Inc. (b)	1,740,302	10,093,752
G1 Therapeutics, Inc. (a)(b)	110,139	1,420,793
Gamida Cell Ltd. (b)	67,267	172,204
Generation Bio Co. (b)	137,100	2,354,007
Genmab A/S ADR (b)	21,490	827,795
Geron Corp. (a)(b)	3,095,206	4,580,905
Geron Corp. warrants 12/31/25 (b)	2,100,000	687,168
Gilead Sciences, Inc.	4,984,161	343,558,218
Global Blood Therapeutics, Inc. (b)	478,016	13,508,732
Graphite Bio, Inc.	108,200	975,964
Graphite Bio, Inc.	1,204,453	10,320,958
Gritstone Bio, Inc. (b)	267,480	3,530,736
Halozyme Therapeutics, Inc. (b)	259,008	8,516,183
Heron Therapeutics, Inc. (a)(b)	211,325	1,997,021
Homology Medicines, Inc. (a)(b)	1,253,091	6,328,110
Hookipa Pharma, Inc. (a)(b)	1,006,500	3,250,995
Horizon Therapeutics PLC (b)	998,991	103,655,306
Icosavax, Inc.	45,100	954,316
Ideaya Biosciences, Inc. (a)(b)	1,318,874	29,015,228
Idorsia Ltd. (b)	1,218,641	21,490,984
IGM Biosciences, Inc. (a)(b)	17,768	886,979
Imago BioSciences, Inc.	272,800	6,102,536
Immuneering Corp. (a)	225,233	5,097,023
Immunic, Inc. (b)	509,372	4,344,943
Immunocore Holdings PLC ADR	400,875	14,427,491
ImmunoGen, Inc. (b)	1,191,123	7,349,229
Incyte Corp. (b)	5,700	386,004
Inhibikase Therapeutics, Inc. (a)	433,300	866,600
Inozyme Pharma, Inc. (b)	609,380	4,838,477
Insmed, Inc. (a)(b)	537,120	14,781,542
Instil Bio, Inc.	13,800	303,324
Instil Bio, Inc. (f)	1,431,274	31,459,403
Intellia Therapeutics, Inc. (b)	839,801	96,585,513
Invitae Corp. (a)(b)	203,217	3,454,689
Ionis Pharmaceuticals, Inc. (b)	1,246,677	33,036,941
Iovance Biotherapeutics, Inc. (b)	968,579	18,131,799
iTeos Therapeutics, Inc. (b)	303,681	10,719,939
Janux Therapeutics, Inc. (a)	456,912	8,123,895
Jounce Therapeutics, Inc. (b)	595,634	4,568,513
Karuna Therapeutics, Inc. (b)	229,311	29,328,877
Keros Therapeutics, Inc. (b)	294,886	16,451,690
Kiniksa Pharmaceuticals Ltd. (a)(b)	182,140	2,116,467
Kinnate Biopharma, Inc. (a)	639,303	12,773,274
Kodiak Sciences, Inc. (a)(b)	234,468	21,533,541
Kronos Bio, Inc. (a)(b)	579,460	6,843,423
Krystal Biotech, Inc. (b)(c)	1,412,797	113,800,798
Kura Oncology, Inc. (b)	876,032	12,229,407
Kymera Therapeutics, Inc. (b)	781,871	43,409,478
Legend Biotech Corp. ADR (b)	699,908	36,052,261
Lexicon Pharmaceuticals, Inc. (a)(b)	667,268	3,056,087
LogicBio Therapeutics, Inc. (b)	315,500	946,500
Lyell Immunopharma, Inc.	332,147	3,172,004
Macrogenics, Inc. (b)	576,016	10,137,882
Madrigal Pharmaceuticals, Inc. (a)(b)	166,540	13,774,523
Magenta Therapeutics, Inc. (b)	72,800	409,864
MannKind Corp. (a)(b)	5,300,401	24,540,857
Merus BV (a)(b)	675,686	17,574,593
Minerva Neurosciences, Inc. (b)	297,179	288,561
Mirati Therapeutics, Inc. (b)	681,222	93,170,733
Moderna, Inc. (b)	1,033,193	364,128,209
Monte Rosa Therapeutics, Inc.	260,200	5,045,278
Monte Rosa Therapeutics, Inc.	1,433,576	26,407,187
Morphic Holding, Inc. (b)	805,337	38,414,575
Morphosys AG sponsored ADR (b)	31,236	315,796
Myovant Sciences Ltd. (a)(b)	20,566	345,714
Natera, Inc. (b)	542,733	49,638,360
Neurocrine Biosciences, Inc. (b)	218,921	18,225,173
Neximmune, Inc.	525,000	4,147,500
Nkarta, Inc. (b)	44,200	702,338
Novavax, Inc. (a)(b)	251,576	52,486,301
NuCana PLC ADR (a)(b)	624,329	1,704,418
Nurix Therapeutics, Inc. (a)(b)	1,105,871	31,871,202
Nuvalent, Inc. Class A	204,174	4,355,031
Omega Therapeutics, Inc.	79,800	1,443,582
Omega Therapeutics, Inc.	1,102,941	18,954,593
Oragenics, Inc. (b)(e)	155,806	89,604
ORIC Pharmaceuticals, Inc. (a)(b)	724,374	10,025,336
Passage Bio, Inc. (b)	452,548	3,299,075
PMV Pharmaceuticals, Inc. (b)	492,700	10,716,225
Poseida Therapeutics, Inc. (b)	615,283	4,276,217
Praxis Precision Medicines, Inc. (b)	381,129	6,521,117
Prelude Therapeutics, Inc. (b)	561,056	8,017,490
Prometheus Biosciences, Inc. (a)	301,200	8,945,640
ProQR Therapeutics BV (b)	555,016	3,918,413
Protagonist Therapeutics, Inc. (b)	1,226,378	41,230,828
Prothena Corp. PLC (b)	868,489	43,554,723
PTC Therapeutics, Inc. (b)	2,268,744	84,306,527
Radius Health, Inc. (b)	30,249	497,899
Rallybio Corp. (a)	1,196,785	15,402,623
RAPT Therapeutics, Inc. (b)	1,065,921	34,802,321
Recursion Pharmaceuticals, Inc. (a)	250,300	4,785,736
Regeneron Pharmaceuticals, Inc. (b)	259,154	164,959,296
REGENXBIO, Inc. (b)	6,452	206,464
Relay Therapeutics, Inc. (a)(b)	1,511,389	44,465,064
Reneo Pharmaceuticals, Inc. (a)	148,915	1,024,535
Repare Therapeutics, Inc. (a)(b)	705,060	16,547,758
Replimune Group, Inc. (b)	1,054,117	30,031,793
Revolution Medicines, Inc. (a)(b)	785,492	21,726,709
Rhythm Pharmaceuticals, Inc. (b)	546,320	4,889,564
Rigel Pharmaceuticals, Inc. (a)(b)	826,900	2,207,823
Rocket Pharmaceuticals, Inc. (a)(b)	333,936	8,158,056
Rubius Therapeutics, Inc. (a)(b)	595,229	7,357,030
Sage Therapeutics, Inc. (b)	475,835	18,514,740
Sana Biotechnology, Inc. (a)	15,490	294,465
Sangamo Therapeutics, Inc. (b)	144,327	1,196,471
Sarepta Therapeutics, Inc. (b)	651,004	52,607,633
Scholar Rock Holding Corp. (b)	1,543,247	40,973,208
Seagen, Inc. (b)	886,474	141,835,840
Selecta Biosciences, Inc. (b)	1,032,715	3,098,145
Sensorion SA (b)	3,270,000	6,274,794
Seres Therapeutics, Inc. (a)(b)	687,847	7,401,234
Shattuck Labs, Inc. (b)	110,936	940,737
Silverback Therapeutics, Inc.	90,166	633,867
Solid Biosciences, Inc. (a)(b)	579,600	1,014,300
Springworks Therapeutics, Inc. (a)(b)	530,020	38,081,937
Spruce Biosciences, Inc. (b)	438,225	1,130,621
Stoke Therapeutics, Inc. (b)	270,036	6,723,896
Surface Oncology, Inc. (a)(b)	885,265	5,107,979
Sutro Biopharma, Inc. (b)	737,300	12,593,084
Syros Pharmaceuticals, Inc. (b)	2,306,295	9,132,928
Syros Pharmaceuticals, Inc. warrants 10/10/22 (b)	21,625	1,122
Talaris Therapeutics, Inc. (a)	4,600	59,616
Tango Therapeutics, Inc. (b)	1,578,188	16,365,810
Taysha Gene Therapies, Inc. (a)(b)	882,847	11,459,354
Tenaya Therapeutics, Inc.	258,300	5,075,595
Tenaya Therapeutics, Inc.	1,206,563	22,523,515
TG Therapeutics, Inc. (b)	2,842,420	43,204,784
Travere Therapeutics, Inc. (b)	372,928	10,647,094
Turning Point Therapeutics, Inc. (b)	451,601	17,187,934
Twist Bioscience Corp. (b)	543,332	51,888,206
Tyra Biosciences, Inc.	595,475	14,940,468
Ultragenyx Pharmaceutical, Inc. (b)	1,113,318	83,754,913
uniQure B.V. (b)	643,408	17,918,913
United Therapeutics Corp. (b)	400,793	75,950,274
Vaxcyte, Inc. (b)	559,915	11,411,068
Vera Therapeutics, Inc. (b)	50,600	1,811,480
Vera Therapeutics, Inc. (f)	729,168	26,104,214
Veracyte, Inc. (b)	132,700	5,504,396
Verastem, Inc. (b)	191,300	510,771
Vertex Pharmaceuticals, Inc. (b)	945,206	176,696,810
Verve Therapeutics, Inc.	156,456	5,332,020
Vor Biopharma, Inc. (a)(b)	696,659	8,039,445
Werewolf Therapeutics, Inc. (a)	370,734	5,371,936
X4 Pharmaceuticals, Inc. (b)	94,231	419,328
X4 Pharmaceuticals, Inc. warrants 4/12/24 (b)	450,000	94,395
Xencor, Inc. (b)	860,043	31,150,757
Xenon Pharmaceuticals, Inc. (b)	827,869	22,104,102
Xilio Therapeutics, Inc.	681,772	10,799,268
Y-mAbs Therapeutics, Inc. (b)	1,330,984	22,733,207
Yumanity Therapeutics, Inc. (e)	173,913	732,174
Yumanity Therapeutics, Inc. (a)(b)	80,969	340,879
Zai Lab Ltd. ADR (b)	162,349	11,242,668
Zealand Pharma A/S (b)	341,844	7,105,026
Zentalis Pharmaceuticals, Inc. (b)	638,433	52,383,428
Zymeworks, Inc. (b)	709,195	14,261,911
		6,102,916,361
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
Arix Bioscience PLC (b)(f)	1,411,100	2,458,467
Chemicals - 0.1%
Commodity Chemicals - 0.1%
Zymergen, Inc. (a)	888,363	8,048,569
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (b)(e)	2,777	4,804
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
Novocure Ltd. (b)	18,813	1,761,649
Health Care Supplies - 0.0%
Pulmonx Corp. (b)	8,300	268,090
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,029,739
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Guardant Health, Inc. (b)	45,000	4,730,400
Precipio, Inc. (b)(e)	525	1,019
		4,731,419
Health Care Technology - 0.0%
Health Care Technology - 0.0%
Schrodinger, Inc. (b)	24,013	940,829
Life Sciences Tools & Services - 1.4%
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (b)	138,819	21,212,931
23andMe Holding Co. Class B	3,206,518	25,039,699
Absci Corp. (a)	919,976	9,705,747
Absci Corp.	210,224	2,106,970
Compugen Ltd. (a)(b)	52,688	232,881
Evotec OAI AG (b)	318,400	15,093,873
Maravai LifeSciences Holdings, Inc.	146,700	6,739,398
Olink Holding AB ADR	120,900	2,534,064
Pacific Biosciences of California, Inc. (b)	354,274	8,222,700
Seer, Inc.	40,900	912,479
Seer, Inc. Class A (e)	263,158	5,871,055
		97,671,797
Pharmaceuticals - 8.8%
Pharmaceuticals - 8.8%
Aclaris Therapeutics, Inc. (b)	791,489	10,131,059
Adimab LLC (b)(d)(e)(g)	1,954,526	110,638,681
Afferent Pharmaceuticals, Inc. rights 12/31/24 (b)(d)	8,274,568	14,397,748
Angion Biomedica Corp. (a)	235,400	847,440
Antengene Corp. (f)	2,066,800	3,116,898
Aradigm Corp. (b)(d)	11,945	549
Aradigm Corp. (b)(d)	148,009	6,808
Arvinas Holding Co. LLC (b)	1,456,729	110,143,280
Atea Pharmaceuticals, Inc.	66,800	540,412
Axsome Therapeutics, Inc. (a)(b)	274,009	9,464,271
Chiasma, Inc. warrants 12/16/24 (b)(d)	382,683	4
Corcept Therapeutics, Inc. (b)	13,259	278,439
Cyteir Therapeutics, Inc.	1,107,031	18,387,785
DICE Therapeutics, Inc.	30,000	949,200
Edgewise Therapeutics, Inc. (a)	713,600	12,430,912
Eyepoint Pharmaceuticals, Inc. (b)	400,000	6,320,000
Fulcrum Therapeutics, Inc. (b)	1,144,976	16,602,152
GH Research PLC (a)	1,359,736	35,992,212
Harmony Biosciences Holdings, Inc. (b)	30,600	1,043,154
Ikena Oncology, Inc.	57,611	824,125
Ikena Oncology, Inc. (f)	878,347	12,564,754
IMARA, Inc. (b)	413,291	1,396,924
Intra-Cellular Therapies, Inc. (b)	903,976	36,592,948
Kaleido Biosciences, Inc. (a)(b)	249,460	895,561
Longboard Pharmaceuticals, Inc.	371,100	2,115,270
Marinus Pharmaceuticals, Inc. (b)	474,765	5,274,639
Nektar Therapeutics (b)	232,631	2,619,425
NGM Biopharmaceuticals, Inc. (b)	327,000	5,892,540
Nuvation Bio, Inc. (a)(b)	483,691	4,338,708
Nuvation Bio, Inc. (e)	1,000,000	8,970,000
Ocular Therapeutix, Inc. (b)	81,453	557,139
OptiNose, Inc. (a)(b)	692,419	1,100,946
Pharvaris BV	551,507	8,112,668
Pliant Therapeutics, Inc. (b)	971,031	13,769,220
Rain Therapeutics, Inc. (a)	800,000	10,352,000
Reata Pharmaceuticals, Inc. (b)	114,332	9,786,819
Roivant Sciences Ltd. (e)	2,500,000	16,575,000
Royalty Pharma PLC	470,720	18,720,534
Stemcentrx, Inc. rights 12/31/21 (b)(d)	876,163	9
Terns Pharmaceuticals, Inc.	689,509	5,205,793
Theseus Pharmaceuticals, Inc. (a)	1,598,000	22,867,380
UCB SA	510,877	55,702,132
Ventyx Biosciences, Inc.	421,600	8,284,440
Verrica Pharmaceuticals, Inc. (a)(b)	645,496	6,680,884
		610,490,862
TOTAL COMMON STOCKS (Cost $5,137,140,987)		6,829,292,847

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
Biotechnology - 0.8%
Biotechnology - 0.8%
ElevateBio LLC Series C (d)(e)	216,600	809,651
EQRx, Inc. Series B (e)	1,823,553	9,262,920
National Resilience, Inc. Series B (d)(e)	732,064	32,510,962
ValenzaBio, Inc. Series A (d)(e)	1,685,311	14,999,991
		57,583,524
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Scorpion Therapeutics, Inc. Series B (d)(e)	3,099,905	5,858,820
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (b)(d)(e)	8,274,568	83
Aristea Therapeutics, Inc. Series B (b)(d)(e)	836,400	7,728,336
		7,728,419
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $43,020,283)		71,170,763

Money Market Funds - 7.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h)	36,056,107	36,063,319
Fidelity Securities Lending Cash Central Fund 0.07% (h)(i)	487,409,402	487,458,143
TOTAL MONEY MARKET FUNDS (Cost $523,484,104)		523,521,462

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $5,703,645,374)	7,423,985,072
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(474,964,091)
NET ASSETS - 100.0%	6,949,020,981

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $214,259,784 or 3.1% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,703,736 or 1.1% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	31,196,337
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0
Aristea Therapeutics, Inc. Series B	10/06/20	4,611,659
Cyclerion Therapeutics, Inc.	4/02/19	1,404,026
ElevateBio LLC Series C	3/09/21	908,637
EQRx, Inc. Series B	11/19/20	5,000,000
MedAvail Holdings, Inc.	7/02/12	416,675
National Resilience, Inc. Series B	12/01/20	9,999,994
Nuvation Bio, Inc.	2/10/21	10,000,000
Oragenics, Inc.	7/31/12 - 6/21/18	2,337,087
Precipio, Inc.	2/03/12	2,828,200
Roivant Sciences Ltd.	5/01/21	25,000,000
Scorpion Therapeutics, Inc. Series B	1/08/21	7,500,000
Seer, Inc. Class A	12/08/20	5,000,002
ValenzaBio, Inc. Series A	3/25/21	14,999,993
Yumanity Therapeutics, Inc.	12/22/20	3,999,999

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	49,640,258	889,748,231	903,325,170	16,814	-	-	36,063,319	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	509,290,976	1,701,452,427	1,723,285,260	1,968,107	-	-	487,458,143	1.5%
Total	558,931,234	2,591,200,658	2,626,610,430	1,984,921	-	-	523,521,462

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Candel Therapeutics, Inc.	-	20,000,000	577,772	-	127,708	5,767,231	25,317,167
Crinetics Pharmaceuticals, Inc.	32,463,529	-	-	-	-	25,541,940	-
Eledon Pharmaceuticals, Inc.	16,136,064	-	1,214,496	-	(844,219)	(10,290,465)	3,786,884
Hookipa Pharma, Inc.	19,760,960	-	8,573,184	-	1,097,627	(9,034,408)	-
Krystal Biotech, Inc.	105,862,254	3,820,468	-	-	-	4,118,076	113,800,798
Total	174,222,807	23,820,468	10,365,452	-	381,116	16,102,374	142,904,849

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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